CONSOLIDATED AND COMBINED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Parent [Member]	Nonredeemable Noncontrolling Interests [Member]
Stockholders' equity, beginning balance at Dec. 31, 2013	$ 7,180					$ 2,662	$ 4,518
Comprehensive income (loss)	8,528					7,801	727
Transfers to Parent (prior to the Spin-off)	(7,801)					(7,801)
Cash distributions to noncontrolling investors	(1,108)						(1,108)
Reclassifications of noncontrolling interests	672						672
Adjustments to redemption values of redeemable noncontrolling interests investments	447					447
Stockholders' equity, ending balance at Dec. 31, 2014	7,918					3,109	4,809
Redeemable noncontrolling interests, beginning balance at Dec. 31, 2013	3,131
Redeemable Noncontrolling Interests, Comprehensive income (loss)	(1,175)
Redeemable Noncontrolling Interests, Cash distributions to noncontrolling investors	(381)
Redeemable Noncontrolling Interests, Reclassifications of noncontrolling interests	(672)
Redeemable Noncontrolling Interests, Adjustments to redemption values of redeemable noncontrolling interests investments	(447)
Redeemable Noncontrolling Interests, Noncontrolling interest in acquired entity	1,906
Redeemable noncontrolling interests, ending balance at Dec. 31, 2014	2,362
Comprehensive income (loss)	4,905					1,337	3,568
Transfers to Parent (prior to the Spin-off)	(1,337)					(1,337)
Cash distributions to noncontrolling investors	(1,124)						(1,124)
Purchases of shares from noncontrolling investors	132					217	(85)
Redemption of shares from noncontrolling interests	5,586						5,586
Reclassifications of noncontrolling interests	5						5
Adjustments to redemption values of redeemable noncontrolling interests investments	(142)					(142)
Stockholders' equity, ending balance at Dec. 31, 2015	15,943					3,184	12,759
Redeemable Noncontrolling Interests, Comprehensive income (loss)	(170)
Redeemable Noncontrolling Interests, Cash distributions to noncontrolling investors	(499)
Redeemable Noncontrolling Interests, Purchases of shares from noncontrolling investors	(543)
Redeemable Noncontrolling Interests, Redemption of shares from noncontrolling interests	5,955
Redeemable Noncontrolling Interests, Reclassifications of noncontrolling interests	(5)
Redeemable Noncontrolling Interests, Adjustments to redemption values of redeemable noncontrolling interests investments	142
Redeemable Noncontrolling Interests, Noncontrolling interest in acquired entity	1,716
Redeemable noncontrolling interests, ending balance at Dec. 31, 2015	8,958
Comprehensive income (loss)	(346,893)			$ (2,760)	$ (334,026)	(13,662)	3,555
Transfers to Parent (prior to the Spin-off)	13,662					13,662
Changes in equity related to the spin-off	527,425	$ 3	$ 530,559			(3,137)
Changes in equity related to the spin-off, shares		28,412,054
Stock-based compensation expense	7,441		7,441
Stock-based compensation expense, shares		1,072,987
Cancellation of restricted stock awards for payroll tax withholdings on vested shares	(13)		(13)
Cancellation of restricted stock awards for payroll tax withholdings on vested shares, shares		(2,991)
Cash distributions to noncontrolling investors	(2,464)						(2,464)
Purchases of shares from noncontrolling investors	1					19	(18)
Reclassifications of noncontrolling interests	609						609
Adjustments to redemption values of redeemable noncontrolling interests investments	(142)		(76)			$ (66)
Stockholders' equity, ending balance at Dec. 31, 2016	$ 215,569	$ 3	$ 537,911	$ (2,760)	$ (334,026)		$ 14,441
Stockholders' equity, ending balance, shares at Dec. 31, 2016	29,482,050	29,482,050
Redeemable Noncontrolling Interests, Comprehensive income (loss)	$ (1,064)
Redeemable Noncontrolling Interests, Cash distributions to noncontrolling investors	(386)
Redeemable Noncontrolling Interests, Purchases of shares from noncontrolling investors	(102)
Redeemable Noncontrolling Interests, Reclassifications of noncontrolling interests	(609)
Redeemable Noncontrolling Interests, Adjustments to redemption values of redeemable noncontrolling interests investments	142
Redeemable Noncontrolling Interests, Noncontrolling interest in acquired entity	(132)
Redeemable noncontrolling interests, ending balance at Dec. 31, 2016	$ 6,807